Other Current and Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Current and Other Non-Current Assets [Abstract]
Schedule of Other Current and Other Non-Current Assets
	As of December 31,
	2025	2024

Prepayments – office and warehouse rental	$109,997	$820,110
Prepayments and refund - insurance	199,806	430,693
Prepayments - others	350,400	566,715
Deposits	1,243,195	-
Input VAT and other taxes receivable	288,872	233,709
Tools and supplies	132,523	113,136
Interest receivable on bank deposits	90,371	65,808
Cash advances to employees	11,664	46,685
Uniforms	10,677	14,583
Other receivables	3,533	-
Other current assets	$2,441,038	$2,291,439

Deposits	$272,827	$998,971
Other non-current assets	$272,827	$998,971